PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 26,529	$ 13,189
Government institutions	4,727	2,731
Derivative instruments	2,657	9,806
Interest receivable	4,967	4,484
Short-term vendor deposits	7,542	6,675
Deferred commission	8,998	1,810
Other current assets	761	408
Total prepaid expenses and other current assets	$ 56,181	$ 39,103